Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

CORRESPONDENCE FILING
March 1, 2022
Mr. Mark Cowan, Senior Counsel
Securities and Exchange Commission
Division of Investment Management, Disclosure Review
Office 100 F Street NE
Washington, DC 20549-8626
Re:	Post-Effective Amendment No. 33 to the Form N-4 Registration Statement, Submitted November 16, 2021, File Nos. 333-255394; 811-05618 (Index Advantage Income ADVSM Variable Annuity)
Mr. Cowan:
We received comments from you on January 4, 2022 and February 22, 2022, with respect to Registrants’ above referenced Post-Effective Amendment No. 33 to the Form N-4 Registration Statement filed on November 16, 2021.
By correspondence dated January 26, 2022, we previously responded to the comments provided by you on January 4, 2022 (“Initial Comments”). This correspondence responds to your additional comments provided February 22, 2022. Additionally, we will apply all of your comments relevant to other prospectuses to those prospectuses, where appropriate. A courtesy copy of this correspondence, along with a blackline showing the proposed prospectus changes, will be forwarded to you by email.
FEBRUARY 22, 2022 PROSPECTUS COMMENTS
I. PROSPECTUS
COVER PAGE
80.
Regarding Initial Comment No. 2, relating to the Crediting Method Highlights table, and elsewhere throughout the prospectus, all currently available Buffers and Floors have to be disclosed in the prospectus and minimums are applicable if there is new strategy that is offered.

Response 80: Revised as requested.

81.
Regarding Initial Comment No. 7, relating to reconciling disclosure regarding impact of investment advisory fee deductions on Contract Value, and how that affects the Income Benefit and death benefits, while technically not in conflict, it is a little confusing because the disclosure in this section states that:

if you authorize your Financial Professional’s firm to receive investment advisory fees deducted from your Contract and meet the requirements specified in section 1, Investment Advisory Fees, the deduction of these investment advisory fees ... does not reduce the Annual Contribution Amounts, your Guaranteed Death Benefit Value, or Income Payments, (including the amount used to determine the minimum guaranteed initial Income Payment under the level payment option), ...
There is no context that while there is not a direct impact to the above, there is an indirect impact based on a reduction to contract value.
Response 81: Revised as requested to the below:
The deduction of this investment advisory fee is in addition to this Contract’s fees and expenses we assess and will reduce your Contract Value, and will therefore have an indirect impact on features, benefits, and guarantees based on Contract Value.

82.
On page 3 of the prospectus redline, please delete "however" from “However, if you authorize your Financial Professional’s firm to receive…” since the prior reference that advisory fees may be subject to MVA was deleted and therefore no need for the distinction here.

Response 82: Revised as requested.
83.
On page 4 of the prospectus redline, relating to financial intermediary variations, and elsewhere in the prospectus, financial intermediary variations should be disclosed in an appendix similar to state variations as required by the new Form N-4. The comment to the Committee of Annuity Insurers was that as to group plans just need to add reference that benefits may vary by plan; it was not as to financial intermediaries.

Response 83: The Company respectfully declines to make the requested revision. The guidance provided to the Committee of Annuity Insurers, other industry groups, and individual companies has been re-confirmed. We are informed that the Staff’s guidance was not limited to group plans and that it also specifically covered financial intermediary variations for retail products with respect to investment options and benefits. Furthermore, the Company does not believe that such guidance with respect to Form N-4 should apply any differently to a combination Form N-4/Form S-1 prospectus, and the Company believes that the current disclosure is consistent with such guidance.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
84.	Regarding Initial Comment No. 13, relating to cross-references, please disregard the Summary Prospectus reference in the Initial Comment.
Response 84: Acknowledged.

85.
On page 15 of the prospectus redline, in the Fees and Expenses table, Charges for Early Withdrawals row, please delete “The Contract is not subject to charges for early withdrawals. However,” as it is confusing since the MVA works similarly.

Response 85: Revised as requested.
86.	On page 15 of the prospectus redline, in the Fees and Expenses table, Ongoing Fees and Expenses row, please italicize “each year,” per Form N-4.
Response 86: Revised as requested.
SUMMARY OF THE INDEX OPTIONS
87.
Regarding Initial Comment 39, relating to the Summary of the Index Options Item 503 of Regulation S-K also says the summary should be brief and should not include all detailed information. We do not think our comment is at odds with Item 3 of Form S-1. With respect to the Cover Page, Item 501 of Regulation S-K states the Cover Page cannot be longer than one page please revise.

Response 87: As discussed, we will work to revise and shorten the Summary of the Index Options and Cover Page, as requested, in future filings.
OWNERSHIP, ANNUITANT, DETERMINING LIFE, BENEFICIARY, AND PAYEE
Assignments, Changes of Ownership, and Other Transfers of Contract Rights
88.
Regarding Initial Comment No. 56, please state that the contract cannot be assigned without the Company's consent. Please revise this disclosure to specify circumstances that the Company can consent as specified in Rule 12h-7 of the Securities Exchange Act of 1934.

Response 88: Revised as requested to the following, “The Contract cannot be assigned without our consent. You must submit your request to assign the Contract in writing to our Service Center. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.”
PURCHASING THE CONTRACT
Free Look/Right to Examine Period
89.
On page 53 of the prospectus redline, under Free Look/Right to Examine Period, relating to the reservation of the right to hold initial Purchase Payments in the AZL Government Money Market Fund until the free look period ends, does the Company actually does this? If the Company does not allocate to the money market fund, the Company would be required to return all purchase payments, without Daily Adjustment.

Response 89: We note that, while the Company reserves this right, currently the Company exercises this right only with respect to contracts issued to certain contract owners in California. We have revised the prospectus to note this. Also, we acknowledge your comment regarding return of purchase payments.

AZL GOVERNMENT MONEY MARKET FUND
Substitution and Limitation on Holdings
90.
On page 66 of the prospectus redline, under Substitution and Limitations on Holdings, relating to fund company participation agreements and termination of those agreements and discontinuation of share offerings, is this disclosure applicable to the affiliated AZL Government Money Market Fund?

Response 90: We note that, while it is presumably unlikely that an affiliated fund would terminate its participation agreement with or discontinue offering shares to the Company, the fund is a separate investment company, governed by an independent board of trustees, and it does have the contractual right to take these actions. We therefore believe that the current disclosure is appropriate.
BENEFITS AVAILABLE UNDER THE CONTRACT
91.
On page 76 of the prospectus redline, in the Benefits Table, there may have been confusion with the prior comment regarding the placement of the examples. You do not need to repeat examples in the prospectus and can provide cross references to examples located elsewhere in the prospectus.

Response 91: Revised as requested.
DEATH BENEFIT
92.	On page 86 of the prospectus redline, under Death Benefit, why was the disclosure regarding the Guaranteed Death Benefit Value deleted?
Response 92: This was moved due to a prior SEC comment, comment 69, requesting we add this information to the introductory paragraph of this section. Due to the close proximity, we deleted it here to avoid repetition.

JANUARY 4, 2022 COMMENTS
I.      PROSPECTUS
COVER PAGE (pages 5-9)
1.
Please move and/or combine the risk of loss disclosure in the bottom of the Standard Annuity Features/Available Investment Options/Additional Features table with other cover page disclosure on risk of loss to improve context.

Response 1: Revised as requested.
2.	In the Crediting Method Highlights table, please specify the Buffers and Floors the Company is offering for all Strategies and Terms, rather than just referring to a minimum.
Response 2: We do not include current Buffer and Floor rates in the prospectus, only the minimums that we could declare. As disclosed in the prospectus, all currently available rates, including the Buffers and Floors for newly issued Contracts, are stated on our website at www.allianzlife.com/indexincomeadvrates.
3.	Please disclose all minimum Participation Rates in the Crediting Methods Highlights table.
Response 3: Revised as requested.
4.	Second paragraph on the eighth page. Please revise the second sentence to clarify that the respective minimums are stated in the table above.
Response 4: Revised as requested.
5.	Third paragraph on the eighth page. Please add the following before the sentence that begins with “In extreme circumstances”:
In addition, payment of the death benefit before the Term End Date will be subject to the Daily Adjustment.
Response 5: Revised as requested.
6.
Sixth paragraph on the eighth page. Given the disclosure in section 1, The Contract - Investment Advisory Fees stating that the Company will not pay investment advisory fees in excess of 1.50%, or that do not comply with stated requirements, consider deleting the third sentence as it is confusing.

Response 6: Revised as requested.
7.
Sixth paragraph on the eighth page. Please reconcile the fourth sentence with disclosure in Risk Factor section entitled “Risks of Deducting Investment Advisory Fees From the Contract” regarding impact of investment advisory fee deductions on Contract Value, and how that affects the Income Benefit and death benefits. Make this change throughout.

Response 7: This disclosure is not in conflict. The disclosure in the Risk Factors section discusses the dollar for dollar reduction the investment advisory fee has on Contract Value and Cash Value. When the Contract Value is reduced, the following features that are based on Contract Value are also reduced:
•	the initial annual maximum Income Payment, which is a percentage of Contract Value;
•
the likelihood of receiving Income Payment Increases if the Level Income Payment option is selected, or receiving increases to the Maximum Anniversary Value if the Maximum Anniversary Value Death Benefit is selected because these are based on Contract Value increases; and

•	RMD payments because Contract Value is used in their calculation.
In addition, although deduction of investment advisory fees that we are authorized to pay to the Financial Professional's firm do not reduce the Guaranteed Death Benefit Value, they do reduce the Contract Value and Cash Value, and the death benefit is the greatest of these three values.
8.	Third paragraph on the ninth page. Please add “and intermediary variations” to the third sentence.
Response 8: Based on recent information received from the Committee of Annuity Insurers, we understand that the SEC staff has clarified and simplified their position regarding disclosure of financial intermediary variations. We added disclosure regarding financial intermediary variations consistent with the information received from the Committee.
We regret that our response to Initial Comment 8 was cut off and have included it in its entirety.
GLOSSARY (pages 13- 19)
9.	Please confirm that defined terms will be hyperlinked in online docs.
Response 9: Acknowledged. This requirement applies to summary prospectuses, which we are not utilizing for dually registered products like this.
10.	Income Benefit Supplement definition. Please confirm this will be included in the next Post-Effective Amendment.
Response 10: Acknowledged.
11.	Index Option Base definition. Please revise the last sentence to read as follows:
We reduce the Index Option Base proportionately for withdrawals you take (including any MVA), and deductions we make for Contract fees, expenses, and investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract; we increase/decrease it by the dollar amount of additional Purchase Payments allocated to, transfers into or out of the Index Option; and any Credits.
Response 11: Revised as requested.

12.	Performance Credit definition. Please revise to clarify Participation Rates do not apply to negative returns as noted in definition of Participation Rate.
Response 12: Revised as follows:
We base Performance Credits on Index Values and Index Returns after application of any Participation Rate as limited by the applicable Precision Rate or Cap if returns are flat or positive, or after application of any Buffer or Floor if returns are negative.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT (pages 20- 23)
13.
Prospectus Location. Please confirm that cross-references in electronic versions of the Summary Prospectus and/or Statutory Prospectus will link directly to the location in the Statutory Prospectus where the subject matter is discussed in greater detail.

Response 13: Acknowledged.
14.	Please confirm that for all KIT cross references, the prospectus includes similar cross references where appropriate.
Response 14: Confirmed.
Fees and Expenses
15.	Charges for Early Withdrawals. Please revise the first sentence of the third paragraph as follows:
In addition, if you take a full or partial withdrawal from an Index Option on a date other than the Term End Date, a Daily Adjustment will apply to amounts invested in the Index Option that is available for withdrawal.
Please also specify all other transactions that are subject to the Daily Adjustment. These comments apply throughout the prospectus as appropriate, such as in the Fee Tables.
Response 15: Revised as requested.
16.	Ongoing Fees and Expenses. Please revise footnote 1 to also note that it includes the Income Benefit rider fee.
Response 16: Revised as requested.
17.	Ongoing Fees and Expenses. Please add the Income Benefit rider fee to the assumptions for both Lowest Annual Cost and Highest Annual Cost.
Response 17: Revised as requested.
Risks
18.	Not a Short Term Investment. Fourth bullet, first sentence. Please clarify if the MVA “may apply” or “will apply”.

Response 18: Revised as requested.
19.
Not a Short Term Investment. Fifth bullet, second sentence. Please clarify throughout the prospectus if the Daily Adjustment applies on annuitization and payment of the death benefit. The definition says the Annuity Date has to be on an Index Anniversary so it is unclear if the Daily Adjustment applies on annuitization.

Response 19: A Daily Adjustment will apply if a multi-year term Index Option is selected and annuitization is requested on an Index Anniversary that is not also a Term End Date. We clarified throughout the prospectus that we apply the Daily Adjustment to Performance Locks, and death benefit payments made on days other than a Term End Date.
20.	Risk Associated with Investment Options. Please revise the third bullet point as follows.
You should review the AZL Government Money Market Fund prospectus and disclosures, including risk factors, for each Index Option before making an investment decision.
Please also add cross references to the prospectus sections discussing the Index Options.
Response 20: Revised as requested.
21.	Insurance Company Risks. Second sentence. Please replace “Any obligations” with “All obligations”.
Response 21: Revised as requested.
Restrictions
22.
Investments. Seventh bullet point. Please clarify if an Owner can transfer new money to an existing 1-year, 3-year, or 6-year Term Index Option, or if you will instead start a new Index Option for the applicable Term.

Response 22: Revised to clarify that we do not allow assets to move into any established Index Option until the Term End Date. If a request is made to transfer into an established Index Option on an Index Anniversary that is not a Term End Date we transfer those assets to the same Index Option with a new Term Start Date.
23.
Investments. Eighth bullet point. Please clarify that the Income Benefit terms are stated in the Income Benefit Supplement and indicate where the Income Benefit’s termination circumstances are disclosed.

Response 23: Revised as follows:
The Income Benefit terms stated in the Income Benefit Supplement may be modified before issue. After the Issue Date the Income Benefit may terminate under certain circumstances as stated in section 10.

24.	Investments. Ninth bullet point. Please clarify that only the Index Options with the Index Protection Strategy with DPSC and Index Protection Strategy with Cap are available during the Income Period.
Response 24: Revised as requested.
25.	Investments. Eleventh bullet point. Please change “held in the fund” to “held in this fund”.
Response 25: Revised as requested.
26.	Optional Benefits. Please delete the first bullet as it is not required.
Response 26: Revised as requested.
27.	Optional Benefits. Second bullet point. Please specify the circumstances under which the Maximum Anniversary Value Death benefit will terminate.
Response 27: Revised to clarify the Maximum Anniversary Value Death benefit will terminate if the Owner takes withdrawals (including Income Payments) that reduce both the Contract Value and Guaranteed Death Benefit Value to zero.
28.	Optional Benefits. Third bullet point. Please move the disclosure about the Income Benefit to the Investments row above.
Response 28: Revised as requested.
29.
Optional Benefits. Third bullet point. Please clarify here and throughout the prospectus if "the death benefit" is the standard Traditional Death Benefit, the optional Maximum Anniversary Value Death Benefit, or both death benefits.

Response 29: Revisited as requested.
OVERVIEW OF CONTRACT (pages 24-30)
What Is the Purpose of the Contract?
30.	First paragraph on the twenty eighth page. Please revise the second to last sentence to state that the Contract includes a standard death benefit, or an optional death benefit for an additional fee.
Response 30: Revised as requested.
31.	Second paragraph on the twenty eighth page. Please revise the last sentence to include the following example:
(i.e., a person that does not need access to Contract Value within seven years after we establish an Annual Contribution Amount, or before the end of an Index Option’s Term End Date)
Response 31: Revised as requested.

32.
Fourth paragraph on the twenty-eighth page. Please revise to include cross-reference to Appendix D - Material Contract Variations by State. Please also specify how an investor can get information on intermediary variations.

Response 32: Revised as requested.
What Are the Phases of the Contract?
33.	Index Options. Second paragraph. Please specify the other sections of this prospectus where more detailed information about the Index Options is included.
Response 33: Revised as requested.
34.
Annuity Phase. Second paragraph. Please specify which Annuity Options are used for the comparison of Income Payments to Annuity Payments, and state that if an Owner elects any other Annuity Option that Annuity Payments may be less than they were previously receiving as Income Payments. Please also cross reference the section where this is discussed in more detail. Also include a statement that investor’s should discuss which Annuity Option is best for their financial situation with their Financial Professional.

Response 34: Revised as requested.
35.	Annuity Phase. Third paragraph, second sentence. Please change “the death benefit ends” to the “the death benefit you selected ends”.
Response 35: Revised as requested.
What Are the Contract’s Primary Features?
36.
Additional Purchase Payments. Please clarify money cannot be added to an Index Option until the next Index Anniversary, and if this period varies depending on whether an Owner wants to invest in a 1-year, 3-year, or 6-year Term Index Option. Please also clarify when additional Purchase Payments will be held in the AZL Government Money Market Fund and are not available for Performance Credits.

Response 36: Additional Purchase Payments always move into an Index Option on the next Index Anniversary. However, we don't allow money to move into an established Index Option until the Term End Date. If an Owner allocates a Purchase Payment to an established multi-year Index Option and the next Index Anniversary is not a Term End Date we instead add this money to the same multi-year Index Option with a new Term Start Date. We added the following disclosure to address this comment.
We only allow additional Purchase Payments to move into Index Options on Index Anniversaries. As a result, we hold Purchase Payments we receive on days other than an Index Anniversary in the AZL Government Money Market Fund and such Purchase Payments are not available to receive Credits until we transfer them to your selected Index Options. We do not allow assets to move into an established Index Option until the Term End Date. If you request to allocate a Purchase Payment into an established Index Option on an Index Anniversary that is not a Term End Date, we will allocate those assets to the same Index Option with a new Term Start Date.
37.	Income Benefit. Please clarify in the fourth sentence whether the Income Benefit allows Owner’s access to the Contract Value and their chosen death benefit for the entire time.
Response 37: Revised as requested. The Owner's selected death benefit is available during the Income Period while both the Contract Value and Guaranteed Death Benefit Value are positive. If the Contract Value and Guaranteed Death Benefit Value are both reduced to zero by an Income Payment, the selected death benefit ends, but Income Payments continue.
38.	Deduction of Investment Advisory Fees. Please consider deleting the last sentence.
Response 38: Revised as requested.
SUMMARY OF THE INDEX OPTIONS (pages 30-40)
39.
This appears to be organized as a new section outside of Form N-4, Item 3, Overview of the Contract. Nevertheless, while a summary of the index options should be in the Overview section, the following is too long and should include a brief summary here and move the more detailed discussion and examples after the Fee Tables.

Response 39: This is a combination product filed on both Form N-4 and Form S-1. Item 503 of Regulation S-K requires this disclosure in a Form S-1 prospectus. We note that Midland National Life Insurance Company had a combination product go effective on December 9, 2021 with disclosure similar to ours (please see https://www.sec.gov/Archives/edgar/data/909759/000119312521352790/d539496ds1a.htm).
What is the growth opportunity?
40.	Index Performance Strategy. First bullet point. Please clarify that the Participation Rate cannot boost Index Returns beyond any declared Cap.
Response 40: Revised as requested.

What can change within a Crediting Method?
41.
Index Precision Strategy - Index Guard Strategy - Index Performance Strategy. Second Bullet point. Please clarify that if an Index Precision Strategy, Index Guard Strategy, or Index Performance Strategy Index Option is added after the Issue Date, that the Buffer/Floor for that Index Option is subject to the minimum Buffer/Floor. Also clarify actual Buffers/Floors are set forth in the Contract.

Response 41: Revised as requested.
42.	Third bullet point below chart on page 33. Please revise the last sentence to clarify the respective minimums are stated in the tables above.
Response 42: Revised as requested.
43.	Please revise the fourth bullet point below the chart on page 33 to include 6-year Term Index Options in the example.
Response 43: Revised as requested.
When Does Allianz Establish the Values Used to Determine Index Credits?
44.	Second paragraph. For clarity, please revise to state, consistent with other disclosure:
Therefore, if you select an Index Effective Date that is after the date the rate is guaranteed to be available, you are subject to the risk that initial DPSCs, Precision Rates, Caps, and Participation Rate may change and be less advantageous to you. Furthermore, if the Index Effective Date is after the free look period, you will be subject to the final product and rider fees, and contract maintenance charge if you then elect to cancel the Contract on or before the Index Effective Date, but after the free look period.
Please also make changes to similar disclosures under the headings: “Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, Caps, Participation Rates, Buffers, and Floors”; and “Allocation of Purchase Payments and Contract Value Transfers”.
Response 44: Revised as requested.
45.	Please revise the example contained in the third bullet point in the shaded box on page 39 to include an actual specified date, rather than just referring to a year.
Response 45: Revised as requested.
What Is the Daily Adjustment?
46.	Fourth paragraph on page 40. Please revise the last sentence to state negative Daily Adjustment may cause a loss of principal and previous earnings.
Response 46: Revised as requested.

What Is the Performance Look?
47.
Please confirm whether once a Performance Lock is executed on a 3-year or 6-year Term Index Option, if and when amounts could then be moved to a 1-year Term Index Option. This comment also applies to disclosure under the headings: "Liquidity Risk", and "Performance Locks”.

Response 47: Revised as requested.
FEE TABLES (pages 26-28)
Transaction Expenses
48.	Daily Adjustment Maximum Potential Loss. Please revise the parenthetical to state the Daily Adjustment applies before any Term End Date.
Response 48: Revised as requested.
49.
Daily Adjustment Maximum Potential Loss footnote. Please disclose the circumstances when a maximum loss would occur (e.g., the maximum loss would occur if there is a total distribution for a Term at a time when the Index price has declined to zero).

Response 49: Revised as requested.
Annual Expenses of the AZL Government Money Market Fund
50.	Please delete the footnote as this is not permitted or required.
Response 50: Revised as requested.
RISK FACTORS (pages 45- 53)
Liquidity Risks
51.
Please revise the first sentence of the fifth paragraph to state, if true, upon a full withdrawal you apply the MVA even as to amounts that had been previously withdrawn under the free withdrawal privilege.

Response 51: Revised as requested.
52.	Please revise the sentence at the top of page 46 to state withdrawals from this Contract may also be subject to federal and state income taxes.
Response 52: Revised as requested.
53.
Please revise the fourth sentence in the second paragraph on page 46 to disclose that losses could exceed the protection offered by the Buffer and Floor when assets are removed from an Index Option during the Term.

Response 53: Revised as requested.

Risks Associated with Calculation of Credits
54.	Please update the example on page 49.
Response 54: Revised as requested.
THE CONTRACT (pages 55-58)
Investment Advisory Fees
55.	Third paragraph on page 57. Other disclosures regarding the impact of advisory fee deductions should also cover the points stated here.
Response 55: We have prominent disclosure of the impact of deducting investment advisory fees from the Contract in Risk Factors - Risks of Deducting Investment Advisory Fees From the Contract; section 8, Access to Your Money - Minimum Distribution Program and Required Minimum Distribution (RMD) Payments; section 10, Income Benefit; and section 11, Death Benefit.
OWNERSHIP, ANNUITANT, DETERMINING LIFE, BENEFICIARY, AND PAYEE (pages 58-62)
Assignments, Changes of Ownership, and Other Transfers of Contract Rights
56.
The disclosure states that an Owner can assign his/her rights under this Contract to someone else during the Accumulation Phase. Does New York state law require this contract to be freely assignable? Otherwise, please explain how this provision is consistent with Rule 12h-7.

Response 56: As stated in the next paragraph, we must approve in writing any request to assign the Contract.
PURCHASING THE CONTRACT (pages 62-64)
57.
Please consider combing the content of section 5 - Valuing Your Contract with this section so that disclosure regarding both purchases and contract value are all in one place as Form N-4, Item 11 contemplates.

Response 57: We will reorder the sections as follows:
3. Purchasing the Contract
4. Valuing Your Contract
5. AZL Government Money Market Fund
Free Look/Right to Examine Period
58.
Please make clear, if true, that amounts invested in the Index Options during the free look period will be subject to a Daily Adjustment upon cancellation, except as to an IRA Contract and in return of Purchase Payments states, if true.

Response 58: Revised as requested.

VALUING YOUR CONTRACT (pages 68-76)
Calculating Credits
59.
Please confirm that the rates and assumptions reflected in the examples are reasonable in light of current market conditions. For example, has an 80% and 95% Cap been offered (or will it be offered)? Also, as to the Index Performance Strategy 3-year and 6-year Term Index Options, please show the calculation for each scenario with a Participation Rate greater than 100%.

Response 59: Confirmed. In regard to the Index Performance Strategy 3-year and 6-year Term Index Options, please see the following disclosure from pages 71 and 72:
If instead, the Participation Rate is 110% and the 3-year Term were uncapped, then if the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.
If instead, the Participation Rate is 110% and the 6-year Term were uncapped, then if the Index Return for the Term is…
• 0%, the Performance Credit is zero.
• 65%, the Performance Credit is 71.5%.
• 90%, the Performance Credit is 99%.
EXPENSES (page 76-78)
60.	Please include the Daily Adjustment and specify the maximum amount of loss for each Index Option.
Response 60: Revised as requested.
61.	For recurring charges; please specify the frequency of the deduction (e.g., daily, monthly, annually).
Response 60: Revised as requested.
AZL Government Money Market Fund Expenses
62.	Please delete the last sentence as you cannot disclaim affiliate fund's information.
Response 62: Revised as requested.
ACCESS YOUR MONEY (pages 78-80)
63.	Please disclose that amounts withdrawn from Index Options during a Term will be subject to a Daily Adjustment.
Response 63: Revised as requested.

64.
Please indicate generally whether and under what circumstances surrenders or withdrawals will affect a Contract’s Cash Value, death benefit(s), and/or any living benefits, and whether any charge(s) will apply. Form N-4, Item 12(c).

Response 64: Revised as requested.
Minimum Distribution Program and Required Minimum Distribution (RMD) Payments
65.	Please also disclose that the Daily Adjustment applies to withdrawals made to satisfy RMD payments unless taken on the Term End Date.
Response 65: Revised as requested.
THE ANNUITY PHASE (pages 80-82)
Annuity Payment Options
66.	Please clarify that the Owner will not be able to make transfers or withdraw Contract Value after annuitization. Form N-4, Item 9(f) and (g).
Response 66: Revised as requested.
BENEFITS AVAILABLE UNDER THE CONTRACT (pages 82-84)
67.	Traditional Death Benefit Please delete the third bullet in the third column as it is repetitive of the bullet above.
Response 67: Revised as requested.
68.
Please include clear, concise and understandable examples for the Income Benefit, Performance Lock, and Death Benefits. We note cross reference examples for the Income Benefit and Maximum Anniversary Value, but we do not think that is what the Form N-4 contemplated. We note that the description of the Free Withdrawal Privilege, Minimum Distribution Program, and Investment Advisory Fees benefit is clear enough without the need for an example.

Response 68: Revised as requested.
DEATH BENEFIT (pages 93-98)
69.	Please update the introduction paragraph to briefly describe what is paid out under the Traditional Death Benefit, and the Maximum Anniversary Value Death Benefit.
Response 69: Revised as requested.
OTHER INFORMATION (page 100-102)
The Registered Separate Account
70.	Please revise the second sentence of the third paragraph to more closely align with Item 6(b)(1) of Form N-4.

Response 70: Revised as requested.
Distribution
71.	Please note that all disclosure after the first paragraph is not required by Form N-4, Item 11(e) and could be moved to the SAI and under Item 23 – Underwriters Section.
Response 71: Acknowledged.
APPENDIX E – VARIABLE INVESTMENT OPTION UNDER THE CONTRACT (pages 137-138)
72.
Please note that the website address must be specific enough to lead investors directly to the prospectuses of the Portfolio Company, rather than to the home page or other section of the website on which the materials are posted. The website could be a central site with prominent links to each document.

Response 72: Acknowledged.
II.      STATEMENT OF ADDITIONAL INFORMATION
73.	Please state the name and principal business address of the Registrant’s independent public accountant and describe generally the services performed.
Response 73: This information appears in prospectus section 13, Other Information - Distribution.
NON PRINCIPAL RISKS OF INVESTING IN THE CONTRACT (page 144)
74.
Please remove since this is a combination product that is also filed on Form S-1, Item 20 can be omitted. Form S-1 doesn’t differentiate between principal and non-principal risks, therefore all of the risk factors should be in the prospectus (even though General Instruction C.3.(b) provides non principal risk can’t  be included in prospectus unless otherwise required).

Response 74: Revised as requested.
DISTRIBUTOR (page 144)
75.	Please state the underwriter's principal business address. This is required by both Item 11 and Item 23 of Form N-4.
Response 75: This information appears in prospectus section 13, Other Information - Distribution.
76.
Please state the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, the principal underwriter for each of the Registrant’s last three fiscal years. If this amount is $0, please confirm. This is Item 23(b)(2) of Form N-4.

Response 76: We will add this information upon amendment.
77.	Please state there are no sales load (Item 22(b) of Form N-4).

Response 77: This information appears in prospectus section 1, The Contract - Investment Advisory Fees, and prospectus section 13, Other Information - Distribution.
FEDERAL TAX STATUS (pages 144-152)
78.	Please move all relevant tax disclosure to the prospectus per Item 14 of Form N-4.
Response 78: Revised as requested.
III.      PART C – OTHER INFORMATION
ITEM 32. LOCATION OF ACCOUNT AND RECORDS (page 162)
79.	The registrant may omit this information if it is provided in its most recent report on Form N-CEN.
Response 79: Revised as requested.
Please contact Samantha Rawleigh or me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Samantha Rawleigh can be reached at (763)765-5127. Both Samantha Rawleigh and I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:     /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel

cc:  Samantha Rawleigh